Cover	Dec. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2022
Entity File Number	000-17378
Entity Registrant Name	VITRO BIOPHARMA, INC.
Entity Central Index Key	0000793171
Entity Tax Identification Number	84-1012042
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3200 Cherry Creek Drive South
Entity Address, Address Line Two	Suite 720
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80209
City Area Code	(855)
Local Phone Number	848-7627
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false